Schedule of Investments (unaudited) April 30, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group PLC	711,539	$16,783,956

Austria — 0.6%
ams AG(a)	27,947	1,179,040
ANDRITZ AG	26,581	1,266,047
BAWAG Group AG(b)	21,096	1,023,239
CA Immobilien Anlagen AG	34,572	1,210,777
Erste Group Bank AG	105,000	4,200,946
IMMOFINANZ AG	37,845	969,135
Lenzing AG	5,888	660,528
Oesterreichische Post AG	15,732	611,791
OMV AG	50,490	2,701,894
Raiffeisen Bank International AG	54,921	1,463,043
Schoeller-Bleckmann Oilfield Equipment AG	5,983	559,210
Telekom Austria AG	75,849	567,827
UNIQA Insurance Group AG	56,972	606,561
Verbund AG	27,632	1,369,370
voestalpine AG	37,887	1,215,629
Wienerberger AG	43,869	1,005,896

		20,610,933

Belgium — 1.8%
Ackermans & van Haaren NV	8,965	1,440,751
Ageas	63,340	3,336,303
AGFA-Gevaert NV(c)	92,112	397,642
Anheuser-Busch InBev SA/NV	257,158	22,842,504
Befimmo SA	13,653	781,877
Bekaert SA	15,746	429,517
bpost SA	36,119	433,526
Cofinimmo SA	9,220	1,177,946
Colruyt SA	20,467	1,473,956
Econocom Group SA/NV(a)	76,086	315,839
Elia System Operator SA/NV	15,069	1,014,959
Euronav NV	76,929	725,925
Fagron	28,592	566,201
Galapagos NV(c)	14,960	1,710,938
Groupe Bruxelles Lambert SA	25,505	2,435,883
Intervest Offices & Warehouses NV	23,151	655,120
KBC Ancora	22,170	1,128,005
KBC Group NV	83,307	6,163,773
Melexis NV	9,064	726,299
Ontex Group NV	30,600	768,173
Orange Belgium SA	20,449	428,093
Proximus SADP	49,214	1,376,096
Sofina SA	6,174	1,268,982
Solvay SA	25,446	3,055,634
Telenet Group Holding NV	18,708	992,114
UCB SA	44,493	3,526,335
Umicore SA	72,921	2,819,430
Warehouses De Pauw CVA	9,012	1,351,347

		63,343,168

Denmark — 2.8%
Ambu A/S, Series B	60,457	1,732,944
AP Moller — Maersk A/S, Class A	1,550	1,886,995
AP Moller — Maersk A/S, Class B, NVS	2,029	2,641,311
Bavarian Nordic A/S(a)(c)	17,923	375,456
Carlsberg A/S, Class B	34,831	4,495,537
Chr Hansen Holding A/S	33,945	3,459,902
Coloplast A/S, Class B	39,307	4,237,732

Security	Shares	Value

Denmark (continued)
Danske Bank A/S	245,196	$4,345,078
Demant A/S(a)(c)	47,128	1,485,650
Dfds A/S	12,553	595,083
Drilling Co. of 1972 AS (The)(c)	8,309	637,364
DSV A/S	64,253	5,931,803
FLSmidth & Co. A/S	16,424	823,462
Genmab A/S(c)	21,390	3,548,062
GN Store Nord A/S	50,645	2,590,162
H Lundbeck A/S	24,462	1,028,178
ISS A/S	57,862	1,797,968
Jyske Bank A/S, Registered	29,456	1,185,465
Nilfisk Holding A/S(c)	11,334	478,088
Novo Nordisk A/S, Class B	616,426	30,119,664
Novozymes A/S, Class B	75,308	3,506,720
Orsted A/S(b)	62,655	4,792,955
Pandora A/S	37,132	1,556,259
Per Aarsleff Holding A/S	14,205	470,184
Rockwool International A/S, Class B	3,642	972,053
Royal Unibrew A/S	18,633	1,334,195
SimCorp A/S	16,897	1,655,039
Spar Nord Bank A/S	49,495	424,987
Sydbank A/S	34,241	738,621
Topdanmark A/S	22,781	1,226,313
Tryg A/S	42,539	1,298,842
Vestas Wind Systems A/S	69,792	6,306,964

		97,679,036

Finland — 1.9%
Cargotec OYJ, Class B	16,294	666,881
Caverion OYJ(a)	43,192	314,150
Citycon OYJ(a)	32,253	329,290
Elisa OYJ	49,883	2,114,845
Fortum OYJ	152,239	3,214,374
Huhtamaki OYJ	40,534	1,544,954
Kemira OYJ	58,926	832,744
Kesko OYJ, Class B	24,000	1,245,322
Kone OYJ, Class B	113,120	6,194,160
Konecranes OYJ	27,082	1,126,622
Metsa Board OYJ(a)	78,600	438,321
Metso OYJ	40,119	1,493,168
Neste OYJ	138,297	4,562,892
Nokia OYJ	1,931,080	10,126,116
Nokian Renkaat OYJ	41,266	1,379,080
Nordea Bank Abp	1,010,846	7,948,073
Orion OYJ, Class B	36,514	1,212,497
Outokumpu OYJ	132,433	504,472
Outotec OYJ(c)	59,994	315,737
Sampo OYJ, Class A	144,952	6,621,372
Stora Enso OYJ, Class R	185,352	2,298,467
Tieto OYJ	23,566	668,712
UPM-Kymmene OYJ	185,813	5,228,925
Uponor OYJ	34,876	416,261
Valmet OYJ	47,816	1,312,892
Wartsila OYJ Abp	147,779	2,355,060
YIT OYJ	72,941	446,737

		64,912,124

France — 16.2%
ABC arbitrage	66,944	494,409
Accor SA	64,910	2,732,290
Aeroports de Paris	10,906	2,219,581

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Air France-KLM(c)	68,525	$790,999
Air Liquide SA	144,001	19,131,836
Airbus SE	198,427	27,103,340
ALD SA(a)(b)	46,048	676,039
Alstom SA	52,599	2,310,751
Alten SA	12,421	1,354,438
Altran Technologies SA	91,536	1,190,493
Amundi SA(b)	20,708	1,486,438
APERAM SA	20,960	643,623
Arkema SA	22,782	2,335,138
Atos SE	33,444	3,439,980
AXA SA	648,279	17,251,375
BioMerieux	14,593	1,157,073
BNP Paribas SA	379,249	20,167,416
Boiron SA	6,198	330,287
Bollore SA	357,579	1,697,530
Bouygues SA	74,247	2,790,818
Bureau Veritas SA	85,598	2,166,093
Capgemini SE	55,499	6,723,578
Carrefour SA	200,645	3,905,870
Casino Guichard Perrachon SA(a)	19,374	792,505
Cellectis SA(c)	23,830	475,372
CGG SA(c)	231,814	419,308
Cie. de Saint-Gobain	170,185	6,950,071
Cie. Generale des Etablissements Michelin SCA	58,351	7,530,119
Cie. Plastic Omnium SA	27,146	821,104
CNP Assurances	61,638	1,453,396
Coface SA(c)	49,508	499,353
Covivio	16,689	1,804,875
Credit Agricole SA	393,355	5,391,390
Danone SA	204,428	16,513,714
Dassault Aviation SA	941	1,422,627
Dassault Systemes SE	45,300	7,160,789
DBV Technologies SA(a)(c)	15,994	312,065
Edenred	82,552	3,886,600
Eiffage SA	25,293	2,639,001
Electricite de France SA	202,589	2,915,214
Elior Group SA(b)	45,559	630,056
Elis SA	76,734	1,367,334
Engie SA	614,628	9,095,788
Eramet	4,730	330,353
EssilorLuxottica SA	98,009	11,917,504
Eurazeo SE	16,290	1,277,022
Eurofins Scientific SE(a)	4,147	1,896,198
Eutelsat Communications SA	62,320	1,123,759
Faurecia SA	27,285	1,384,586
Fnac Darty SA(c)	7,553	663,205
Gaztransport Et Technigaz SA	9,953	899,597
Gecina SA	14,873	2,218,535
Genfit(c)	19,767	497,554
Getlink SE	160,367	2,579,031
Hermes International	10,722	7,536,530
ICADE	11,901	1,016,314
Iliad SA	9,189	934,039
Imerys SA	16,026	852,757
Ingenico Group SA	21,664	1,824,799
Innate Pharma SA(a)(c)	27,907	182,805
Ipsen SA	14,615	1,705,058
IPSOS	16,792	486,466
JCDecaux SA	27,177	889,353

Security	Shares	Value

France (continued)
Kering SA	25,863	$15,274,926
Klepierre SA	68,004	2,413,638
Korian SA	21,327	857,096
Lagardere SCA	45,103	1,226,269
Legrand SA	90,117	6,617,138
L’Oreal SA	84,982	23,343,171
LVMH Moet Hennessy Louis Vuitton SE	94,270	36,876,589
Maisons du Monde SA(b)	20,833	447,806
Mercialys SA	25,132	330,099
Metropole Television SA	16,776	332,587
Natixis SA	329,961	1,940,645
Neopost SA	18,279	447,808
Nexans SA	12,576	440,153
Nexity SA	15,439	721,168
Orange SA	662,742	10,372,299
Orpea	17,148	2,088,972
Pernod Ricard SA	71,651	12,474,499
Peugeot SA	202,857	5,310,708
Publicis Groupe SA	71,554	4,240,479
Rallye SA(a)	19,702	229,191
Remy Cointreau SA	9,283	1,235,931
Renault SA	64,919	4,424,945
Rexel SA	107,804	1,447,376
Rubis SCA	30,716	1,679,864
Safran SA	113,994	16,595,133
Sanofi	383,121	33,271,410
Sartorius Stedim Biotech	11,151	1,512,129
Schneider Electric SE	184,654	15,615,831
SCOR SE	54,938	2,238,651
SEB SA	7,686	1,405,757
SES SA	128,104	2,177,900
Societe BIC SA	8,746	753,257
Societe Generale SA	261,526	8,271,066
Sodexo SA(a)	30,009	3,438,780
SOITEC(c)	8,335	842,095
Sopra Steria Group	6,660	849,388
SPIE SA	43,431	837,178
STMicroelectronics NV	241,524	4,432,321
Suez	131,261	1,842,481
Teleperformance	20,719	3,977,551
Television Francaise 1	28,400	310,004
Thales SA	37,187	4,436,356
TOTAL SA	815,152	45,261,404
Ubisoft Entertainment SA(c)	29,634	2,824,250
Unibail-Rodamco-Westfield	46,123	7,921,504
Valeo SA	85,523	3,102,524
Veolia Environnement SA	183,280	4,325,766
Vicat SA	11,503	607,186
Vinci SA	167,725	16,921,015
Vivendi SA	353,924	10,261,150
Wendel SA	9,884	1,366,902
Worldline SA/France(b)(c)	19,096	1,201,660

		565,769,547

Germany — 12.8%
1&1 Drillisch AG(a)	19,863	739,938
Aareal Bank AG	21,715	757,093
adidas AG	62,580	16,067,572
ADO Properties SA(b)	11,451	600,591
AIXTRON SE(c)	42,287	485,758
Allianz SE, Registered	144,514	34,788,347

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
alstria office REIT AG	67,507	$1,057,659
Aroundtown SA	314,958	2,550,587
AURELIUS Equity Opportunities SE & Co KGaA(a)	11,790	584,810
Aurubis AG	14,745	717,504
Axel Springer SE	17,594	995,739
BASF SE	308,818	25,088,246
Bayer AG, Registered	316,960	21,078,592
Bayerische Motoren Werke AG	109,860	9,344,821
Bechtle AG	14,187	1,453,203
Beiersdorf AG	33,294	3,635,740
Bilfinger SE	12,827	472,945
Brenntag AG	53,364	2,874,231
CANCOM SE	14,537	732,471
Carl Zeiss Meditec AG, Bearer	15,563	1,527,000
CECONOMY AG(c)	66,584	446,232
Commerzbank AG(c)	342,257	3,073,144
CompuGroup Medical SE	11,991	792,861
Continental AG	37,489	6,191,175
Covestro AG(b)	66,058	3,609,023
CTS Eventim AG & Co. KGaA	24,961	1,276,725
Daimler AG, Registered	306,136	20,015,683
Delivery Hero SE(b)(c)	37,255	1,715,577
Deutsche Bank AG, Registered	665,436	5,495,465
Deutsche Boerse AG	64,235	8,559,397
Deutsche EuroShop AG	17,470	523,533
Deutsche Lufthansa AG, Registered	80,852	1,949,946
Deutsche Pfandbriefbank AG(b)	56,702	788,605
Deutsche Post AG, Registered	336,191	11,642,176
Deutsche Telekom AG, Registered	1,116,431	18,660,171
Deutsche Wohnen SE	117,302	5,267,619
DMG Mori AG	13,683	704,622
Duerr AG(a)	20,131	905,366
E.ON SE	737,092	7,903,737
ElringKlinger AG(a)	21,934	166,171
Evonik Industries AG	51,830	1,542,762
Evotec SE(c)	47,369	1,172,149
Fraport AG Frankfurt Airport Services Worldwide	15,412	1,275,382
Freenet AG	46,239	1,083,040
Fresenius Medical Care AG & Co. KGaA	73,762	6,196,577
Fresenius SE & Co. KGaA	141,715	8,033,120
GEA Group AG	62,524	1,746,161
Gerresheimer AG	11,812	886,927
Grand City Properties SA	42,621	1,001,162
GRENKE AG(a)	11,420	1,211,369
Hannover Rueck SE	18,557	2,795,095
Hapag-Lloyd AG(b)	13,073	402,168
HeidelbergCement AG	52,576	4,242,381
Heidelberger Druckmaschinen AG(a)(c)	142,022	265,008
Henkel AG & Co. KGaA	34,399	3,274,906
HOCHTIEF AG	7,727	1,151,734
HUGO BOSS AG(a)	21,886	1,524,639
Indus Holding AG	11,000	584,950
Infineon Technologies AG	387,669	9,134,540
Innogy SE(c)	41,601	1,804,282
Innogy SE, New(b)	3,450	160,031
Jenoptik AG	25,568	1,008,623
K+S AG, Registered(a)	68,207	1,382,028
KION Group AG	23,992	1,641,234
Kloeckner & Co. SE(a)	32,861	230,355
Krones AG	6,958	646,830

Security	Shares	Value

Germany (continued)
LANXESS AG	30,124	$1,738,639
LEG Immobilien AG	20,554	2,389,869
Leoni AG(a)	13,279	305,672
Merck KGaA	44,357	4,716,572
METRO AG	68,905	1,166,050
MorphoSys AG(c)	12,481	1,236,492
MTU Aero Engines AG	18,218	4,281,429
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	49,738	12,430,333
Nemetschek SE	7,688	1,417,323
Nordex SE(a)(c)	25,991	420,610
Norma Group SE	14,088	665,324
OSRAM Licht AG(a)	35,064	1,198,143
Pfeiffer Vacuum Technology AG	4,043	678,290
ProSiebenSat.1 Media SE	85,154	1,339,390
Puma SE	2,988	1,846,782
QIAGEN NV(c)	80,325	3,099,398
Rational AG	1,226	827,135
Rheinmetall AG	15,778	1,808,911
RHOEN-KLINIKUM AG	23,759	700,283
RIB Software SE	18,677	366,298
Rocket Internet SE(b)(c)	41,217	1,085,510
RTL Group SA	16,713	938,386
RWE AG	177,956	4,541,144
Salzgitter AG	14,739	485,134
SAP SE	333,703	42,850,759
Scout24 AG(a)(b)	38,699	1,990,683
SGL Carbon SE(c)	30,989	276,446
Siemens AG, Registered	258,553	30,929,035
Siemens Healthineers AG(b)	51,015	2,173,700
Siltronic AG	8,620	843,936
Sixt SE	8,099	900,848
SMA Solar Technology AG(a)	7,385	167,845
Software AG	19,434	739,638
Stabilus SA	12,606	701,574
Stroeer SE & Co. KGaA(a)	12,864	868,606
Suedzucker AG	28,596	439,051
Symrise AG	42,606	4,092,052
TAG Immobilien AG	53,595	1,203,682
Telefonica Deutschland Holding AG	277,321	900,059
thyssenkrupp AG(a)	151,093	2,122,552
TLG Immobilien AG	37,868	1,114,016
TUI AG	149,650	1,665,689
Uniper SE	71,565	2,166,281
United Internet AG, Registered	44,900	1,797,914
Volkswagen AG(a)	12,135	2,167,792
Vonovia SE	164,070	8,176,848
Vossloh AG	7,638	350,956
Wirecard AG(a)	40,403	6,053,891
Zalando SE(a)(b)(c)	38,954	1,830,923
zooplus AG(a)(c)	2,495	270,388

		446,115,809

Ireland — 0.9%
AIB Group PLC	281,277	1,304,410
Bank of Ireland Group PLC	343,106	2,187,914
C&C Group PLC	156,057	592,013
Cairn Homes PLC(c)	305,018	439,598
CRH PLC	281,812	9,452,698
Dalata Hotel Group PLC	90,403	596,744
Glanbia PLC	73,011	1,341,087

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Grafton Group PLC	91,145	$1,048,003
Kerry Group PLC, Class A	53,998	6,039,456
Kingspan Group PLC	54,886	2,883,625
Paddy Power Betfair PLC	28,629	2,396,073
Ryanair Holdings PLC, ADR(a)(c)	10,084	782,922
Smurfit Kappa Group PLC	79,350	2,323,678
UDG Healthcare PLC	107,026	916,676

		32,304,897

Italy — 3.9%
A2A SpA	605,005	1,010,264
Amplifon SpA	35,305	677,771
Anima Holding SpA(b)	150,784	599,216
Ascopiave SpA	106,602	458,163
Assicurazioni Generali SpA	389,756	7,556,636
Atlantia SpA	169,949	4,632,034
Autogrill SpA	54,895	533,078
Azimut Holding SpA	43,355	874,584
Banca Generali SpA	23,380	659,242
Banca Mediolanum SpA	97,510	715,234
Banca Popolare di Sondrio SCPA	264,511	719,158
Banco BPM SpA(c)	537,906	1,278,003
BPER Banca	175,053	840,444
Brembo SpA	62,960	825,544
Buzzi Unicem SpA	46,281	1,028,525
Cerved Group SpA	89,768	875,247
CNH Industrial NV	349,906	3,791,208
Credito Emiliano SpA	88,279	503,576
Davide Campari-Milano SpA	222,340	2,238,851
De’ Longhi SpA	27,241	697,283
DiaSorin SpA	9,435	920,979
Enav SpA(b)	98,651	537,755
Enel SpA	2,688,949	16,993,164
Eni SpA	851,527	14,522,641
ERG SpA	19,382	357,317
Ferrari NV	42,390	5,736,410
Fiat Chrysler Automobiles NV	369,714	5,690,528
FinecoBank Banca Fineco SpA	164,687	2,165,868
Hera SpA	322,789	1,148,194
IMA Industria Macchine Automatiche SpA(a)	8,126	637,477
Immobiliare Grande Distribuzione SIIQ SpA	53,624	405,651
Infrastrutture Wireless Italiane SpA(b)	106,656	882,127
Interpump Group SpA	34,396	1,290,574
Intesa Sanpaolo SpA	5,015,852	13,136,904
Iren SpA	321,864	751,726
Italgas SpA	219,734	1,369,184
Leonardo SpA	98,398	1,135,278
Mediaset SpA(a)(c)	141,961	471,560
Mediobanca Banca di Credito Finanziario SpA	212,193	2,247,256
Moncler SpA	64,269	2,634,002
Pirelli & C SpA(b)(c)	160,935	1,173,783
Poste Italiane SpA(b)	186,074	1,983,151
Prysmian SpA	89,763	1,729,270
Recordati SpA	36,510	1,472,595
Saipem SpA(c)	218,586	1,106,527
Salini Impregilo SpA(a)	104,036	216,863
Salvatore Ferragamo SpA	21,477	485,718
Saras SpA	212,235	378,660
Snam SpA	751,963	3,823,445
Societa Cattolica di Assicurazioni SC	69,520	647,441
Tamburi Investment Partners SpA	104,729	744,125

Security	Shares	Value

Italy (continued)
Telecom Italia SpA/Milano(c)	3,937,380	$2,200,134
Tenaris SA	152,577	2,116,895
Terna Rete Elettrica Nazionale SpA	484,120	2,896,151
Tod’s SpA(a)	5,352	262,832
UniCredit SpA	684,858	9,463,531
Unione di Banche Italiane SpA	406,480	1,266,408
Unipol Gruppo SpA	226,634	1,152,093

		136,668,278

Netherlands — 5.8%
Aalberts NV	43,423	1,703,246
ABN AMRO Group NV, CVA(b)	140,240	3,295,793
Adyen NV(b)(c)	3,616	2,940,460
Aegon NV	587,451	3,065,309
AerCap Holdings NV(c)	45,486	2,257,925
Akzo Nobel NV	75,939	6,442,440
AMG Advanced Metallurgical Group NV	11,560	350,052
Arcadis NV	39,980	754,078
ArcelorMittal	223,845	4,848,684
Argenx SE(a)(c)	10,506	1,344,600
ASM International NV	19,630	1,332,281
ASML Holding NV	138,625	28,824,960
ASR Nederland NV	49,611	2,201,723
BE Semiconductor Industries NV	30,983	889,595
Boskalis Westminster	32,032	875,559
Corbion NV	25,542	815,811
COSMO Pharmaceuticals NV(c)	4,591	433,419
Eurocommercial Properties NV(a)	16,792	486,278
Euronext NV(b)	21,301	1,478,873
EXOR NV	37,553	2,498,205
Flow Traders(b)	12,004	343,856
Fugro NV, CVA(a)(c)	31,753	288,955
Heineken Holding NV	42,398	4,302,525
Heineken NV	84,616	9,126,362
IMCD NV	22,169	1,788,826
ING Groep NV	1,300,758	16,554,325
InterXion Holding NV(c)	28,743	1,988,728
Koninklijke Ahold Delhaize NV	416,574	10,018,702
Koninklijke BAM Groep NV	151,118	735,014
Koninklijke DSM NV	61,221	6,987,970
Koninklijke KPN NV	1,111,005	3,406,604
Koninklijke Philips NV	316,919	13,484,079
Koninklijke Vopak NV	25,224	1,123,675
NN Group NV	101,292	4,406,769
NSI NV	13,808	546,255
NXP Semiconductors NV	116,878	12,344,654
OCI NV(c)	28,715	831,877
PostNL NV	187,291	484,653
Randstad NV	41,906	2,391,411
Rhi Magnesita NV	10,537	681,608
SBM Offshore NV	63,828	1,181,710
Signify NV(b)	40,227	1,205,053
Takeaway.com NV(b)(c)	13,633	1,171,862
TKH Group NV	17,664	948,627
TomTom NV(c)	65,512	564,448
Unilever NV, CVA	516,435	31,230,375
Wereldhave NV	15,558	397,886
Wessanen	35,676	462,193
Wolters Kluwer NV	95,580	6,660,508

		202,498,801

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 1.5%
Adevinta ASA, Class B(c)	44,176	$433,612
Akastor ASA(c)	89,676	138,338
Aker ASA, Class A	8,949	610,571
Aker BP ASA	43,630	1,435,413
Aker Solutions ASA(c)	79,081	404,847
Austevoll Seafood ASA	48,537	562,967
Bakkafrost P/F	16,756	858,388
Borr Drilling Ltd.(a)(c)	215,525	613,115
Borregaard ASA	43,369	439,081
DNB ASA	333,341	6,385,422
DNO ASA	304,339	688,744
Entra ASA(b)	63,906	923,764
Equinor ASA	396,959	8,834,317
Gjensidige Forsikring ASA	74,432	1,442,160
Kongsberg Automotive ASA(c)	456,596	417,655
Leroy Seafood Group ASA	125,496	904,703
Mowi ASA	150,484	3,252,438
Norsk Hydro ASA	474,018	2,025,985
Norwegian Air Shuttle ASA(a)(c)	40,855	170,460
Norwegian Finans Holding ASA(c)	62,098	509,854
Orkla ASA	291,182	2,277,601
Petroleum Geo-Services ASA(c)	109,259	241,134
Salmar ASA	21,991	996,875
Schibsted ASA, Class B	37,602	897,491
Selvaag Bolig ASA	91,891	519,626
SpareBank 1 SMN	89,778	970,713
SpareBank 1 SR-Bank ASA	103,412	1,191,675
Storebrand ASA	181,240	1,525,790
Subsea 7 SA	90,716	1,149,751
Telenor ASA	256,623	5,139,879
TGS NOPEC Geophysical Co. ASA	32,827	855,647
Tomra Systems ASA	55,333	1,662,390
Yara International ASA	62,310	2,803,680

		51,284,086

Portugal — 0.3%
Banco Comercial Portugues SA, Class R(c)	3,865,952	1,083,577
EDP — Energias de Portugal SA	868,210	3,287,778
Galp Energia SGPS SA	175,153	2,938,522
Jeronimo Martins SGPS SA	87,107	1,417,455
Navigator Co. SA (The)	103,823	458,437
NOS SGPS SA	122,851	824,010
REN — Redes Energeticas Nacionais SGPS SA	208,280	595,220
Sonae SGPS SA	505,479	563,092

		11,168,091

Spain — 4.7%
Acciona SA(a)	9,435	1,092,275
Acerinox SA	62,916	653,910
ACS Actividades de Construccion y Servicios SA	88,764	4,071,629
Aena SME SA(b)	22,397	4,150,340
Amadeus IT Group SA	149,971	11,919,708
Applus Services SA	61,188	766,651
Atresmedia Corp. de Medios de Comunicacion SA	59,232	318,630
Banco Bilbao Vizcaya Argentaria SA	2,261,186	13,729,821
Banco de Sabadell SA	2,074,329	2,408,391
Banco Santander SA	5,482,146	27,717,953
Bankia SA	441,503	1,219,664
Bankinter SA	238,434	1,902,023
Bolsas y Mercados Espanoles SHMSF SA	27,543	780,329
CaixaBank SA	1,237,515	3,937,363

Security	Shares	Value

Spain (continued)
Cellnex Telecom SA(b)	75,141	$2,309,054
Cia. de Distribucion Integral Logista Holdings SA	26,257	622,071
Cie. Automotive SA	30,264	843,174
Corp Financiera Alba SA	12,819	659,411
Ebro Foods SA	38,342	807,834
Enagas SA	50,545	1,438,804
Ence Energia y Celulosa SA	57,187	307,117
Endesa SA	102,833	2,559,591
Euskaltel SA(b)	51,169	480,552
Faes Farma SA	152,220	697,726
Ferrovial SA	168,954	4,158,057
Global Dominion Access SA(b)(c)	60,042	320,296
Grifols SA	100,933	2,798,482
Grupo Catalana Occidente SA	21,447	810,002
Iberdrola SA	2,071,691	18,801,493
Indra Sistemas SA(c)	66,890	787,118
Industria de Diseno Textil SA	369,467	11,167,249
Inmobiliaria Colonial Socimi SA	106,766	1,148,068
Lar Espana Real Estate Socimi SA	51,000	399,519
Liberbank SA(c)	952,148	420,853
Mapfre SA	387,561	1,161,859
Masmovil Ibercom SA(a)(c)	28,137	616,158
Mediaset Espana Comunicacion SA	73,191	565,974
Melia Hotels International SA	56,396	558,083
Merlin Properties Socimi SA	121,964	1,660,724
Miquel y Costas & Miquel SA(a)	10,622	188,084
Naturgy Energy Group SA	116,933	3,318,107
Neinor Homes SA(b)(c)	33,466	380,679
Prosegur Cia. de Seguridad SA	115,120	598,372
Red Electrica Corp. SA	137,259	2,843,478
Repsol SA	482,169	8,175,754
Sacyr SA	197,832	483,772
Siemens Gamesa Renewable Energy SA	89,949	1,611,886
Tecnicas Reunidas SA	16,440	490,087
Telefonica SA	1,550,047	12,910,414
Viscofan SA	17,783	1,067,220
Zardoya Otis SA	81,838	660,354

		163,496,163

Sweden — 4.6%
AAK AB	83,099	1,348,300
AF POYRY AB, Class B	40,554	755,045
Alfa Laval AB	100,080	2,320,195
Arjo AB, Class B	113,199	419,132
Assa Abloy AB, Class B	339,804	7,241,584
Atlas Copco AB, Class A	232,684	7,225,177
Atlas Copco AB, Class B	126,289	3,590,684
Avanza Bank Holding AB	62,695	501,201
Axfood AB	51,389	941,908
Betsson AB	60,396	457,919
BillerudKorsnas AB	62,601	850,106
Boliden AB	96,208	2,853,816
Bonava AB, Class B	40,256	512,791
Bravida Holding AB(b)	94,402	825,675
Castellum AB	93,404	1,677,613
Dometic Group AB(b)	115,975	1,059,375
Electrolux AB, Series B	82,967	2,036,037
Elekta AB, Class B	138,550	1,639,550
Epiroc AB, Class A(c)	254,020	2,623,887
Epiroc AB, Class B(c)	136,075	1,344,748
Essity AB, Class B	205,632	6,095,332

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Evolution Gaming Group AB(b)	8,406	$861,220
Fabege AB	108,744	1,508,173
Fastighets AB Balder, Class B(c)	37,093	1,171,300
Getinge AB, Class B	87,472	1,229,713
Hemfosa Fastigheter AB	68,773	567,876
Hennes & Mauritz AB, Class B	298,436	5,197,862
Hexagon AB, Class B	89,571	4,880,483
Hexpol AB	114,683	892,681
Holmen AB, Class B	40,377	848,160
Hufvudstaden AB, Class A	45,235	752,743
Husqvarna AB, Class B	152,319	1,388,476
ICA Gruppen AB	32,380	1,169,955
Industrivarden AB, Class C	60,512	1,359,591
Indutrade AB	39,822	1,213,912
Intrum AB	30,973	787,129
Investor AB, Class B	149,846	7,135,449
JM AB	31,002	589,595
Kindred Group PLC	86,912	756,965
Kinnevik AB, Class B	87,014	2,530,754
Kungsleden AB	82,371	624,705
L E Lundbergforetagen AB, Class B	27,220	929,399
Loomis AB, Class B	29,489	1,088,762
Lundin Petroleum AB	70,972	2,320,244
Millicom International Cellular SA, SDR(c)	24,054	1,405,520
Modern Times Group MTG AB, Class B	27,936	360,851
NCC AB, Class B	38,171	630,375
NetEnt AB	74,491	236,477
Nibe Industrier AB, Class B	140,745	1,889,075
Nobia AB	86,294	542,356
Nordic Entertainment Group AB, Class B(c)	27,936	711,124
Nyfosa AB(c)	84,593	502,746
Peab AB	78,962	720,947
Saab AB, Class B	32,256	1,060,294
Sandvik AB	375,549	6,938,737
SAS AB(c)	115,334	210,122
Securitas AB, Class B	107,967	1,885,232
Skandinaviska Enskilda Banken AB, Class A	544,423	5,189,508
Skanska AB, Class B	114,043	1,982,929
SKF AB, Class B	130,039	2,404,001
SSAB AB, Class A	112,101	422,495
SSAB AB, Class B	228,137	734,076
Svenska Cellulosa AB SCA, Class B	206,909	1,802,521
Svenska Handelsbanken AB, Class A	510,319	5,563,866
Sweco AB, Class B	32,175	820,383
Swedbank AB, Class A	307,765	4,987,083
Swedish Match AB	66,451	3,233,499
Swedish Orphan Biovitrum AB(c)	70,999	1,292,004
Tele2 AB, Class B	201,107	2,680,214
Telefonaktiebolaget LM Ericsson, Class B	1,058,288	10,463,991
Telia Co. AB	933,186	3,969,584
Thule Group AB(b)	56,281	1,307,153
Trelleborg AB, Class B	91,041	1,503,496
Volvo AB, Class B	533,146	8,524,234
Wallenstam AB, Class B	79,534	764,235
Wihlborgs Fastigheter AB	64,323	854,546

		161,718,896

Switzerland — 13.0%
ABB Ltd., Registered	620,258	12,764,289
Adecco Group AG, Registered	56,893	3,267,300
Alcon Inc.(c)	146,247	8,421,761

Security	Shares	Value

Switzerland (continued)
Allreal Holding AG, Registered	5,900	$941,452
Arbonia AG, Registered	40,894	441,447
Aryzta AG(c)	367,517	549,472
Baloise Holding AG, Registered	18,046	3,092,082
Banque Cantonale Vaudoise, Registered	1,608	1,268,726
Barry Callebaut AG, Registered	782	1,432,004
Basilea Pharmaceutica AG, Registered(a)(c)	8,255	362,118
BKW AG	9,730	619,703
Bucher Industries AG, Registered	2,694	915,273
Burckhardt Compression Holding AG	1,893	571,244
Cembra Money Bank AG	14,737	1,367,403
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	336	2,233,955
Chocoladefabriken Lindt & Spruengli AG, Registered	39	2,958,489
Cie. Financiere Richemont SA, Registered	180,156	13,171,366
Clariant AG, Registered	67,243	1,381,814
Coca-Cola HBC AG(c)	66,624	2,380,679
Credit Suisse Group AG, Registered	868,722	11,594,327
Daetwyler Holding AG, Bearer	4,111	637,427
dormakaba Holding AG	1,290	973,513
Dufry AG, Registered	14,868	1,452,366
Emmi AG, Registered	962	847,296
EMS-Chemie Holding AG, Registered	3,084	1,867,348
Flughafen Zurich AG, Registered	7,286	1,199,795
Forbo Holding AG, Registered	536	861,072
Galenica AG(b)	21,376	1,089,778
Geberit AG, Registered	12,693	5,322,590
Georg Fischer AG, Registered	1,508	1,465,083
Givaudan SA, Registered	3,105	8,041,310
Helvetia Holding AG, Registered	2,871	1,824,311
Idorsia Ltd.(a)(c)	48,455	957,688
Implenia AG, Registered	6,888	216,441
Julius Baer Group Ltd.	78,527	3,785,325
Kuehne + Nagel International AG, Registered	18,921	2,749,023
LafargeHolcim Ltd., Registered	165,957	8,530,744
Landis+Gyr Group AG(a)	12,709	886,761
Leonteq AG(c)	7,495	294,357
Logitech International SA, Registered	60,377	2,360,569
Lonza Group AG, Registered	25,664	7,925,869
Meyer Burger Technology AG(a)(c)	308,711	211,917
Mobilezone Holding AG, Registered	44,778	408,231
Mobimo Holding AG, Registered	4,030	929,392
Nestle SA, Registered	1,036,855	99,768,040
Novartis AG, Registered	735,913	60,093,543
OC Oerlikon Corp. AG, Registered	87,120	1,137,091
Oriflame Holding AG(a)	21,464	443,648
Panalpina Welttransport Holding AG, Registered	4,146	890,230
Pargesa Holding SA, Bearer	15,437	1,214,963
Partners Group Holding AG	6,055	4,561,156
PSP Swiss Property AG, Registered	14,281	1,457,531
Roche Holding AG, NVS	238,698	62,918,825
Schindler Holding AG, Participation Certificates, NVS	13,015	2,807,357
Schindler Holding AG, Registered	8,514	1,808,076
Schmolz + Bickenbach AG, Registered(c)	383,858	177,049
SFS Group AG	7,593	701,179
SGS SA, Registered	1,785	4,710,368
Sika AG, Registered	43,815	6,707,694
Sonova Holding AG, Registered	19,481	3,928,700
Straumann Holding AG, Registered	3,683	2,973,146
Sulzer AG, Registered	8,657	911,576

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Sunrise Communications Group AG(b)	14,182	$941,523
Swatch Group AG (The), Bearer	10,200	3,115,054
Swatch Group AG (The), Registered	23,168	1,359,614
Swiss Life Holding AG, Registered	12,188	5,730,393
Swiss Prime Site AG, Registered	26,309	2,111,949
Swiss Re AG	101,535	9,770,876
Swisscom AG, Registered	8,117	3,781,295
Tecan Group AG, Registered	4,864	1,095,951
Temenos AG, Registered	22,109	3,675,431
u-blox Holding AG	4,315	361,630
UBS Group AG, Registered	1,323,714	17,751,278
Valiant Holding AG, Registered	8,354	936,238
VAT Group AG(b)	10,167	1,262,145
Vifor Pharma AG	16,244	2,123,357
Vontobel Holding AG, Registered	13,285	782,889
Zurich Insurance Group AG	49,530	15,792,244

		452,375,149

United Kingdom — 27.0%
3i Group PLC	327,936	4,576,535
AA PLC	217,662	210,404
Abcam PLC	75,117	1,275,979
Acacia Mining PLC(c)	74,416	141,929
Admiral Group PLC	70,655	2,030,091
Aggreko PLC	96,802	1,076,704
Anglo American PLC	358,810	9,268,250
Antofagasta PLC	137,213	1,624,210
AO World PLC(a)(c)	112,474	158,357
Ascential PLC	156,800	728,934
Ashmore Group PLC	149,215	892,866
Ashtead Group PLC	167,588	4,636,063
ASOS PLC(c)	19,317	987,410
Associated British Foods PLC	122,155	4,075,140
Assura PLC	982,566	763,430
AstraZeneca PLC	431,176	32,185,997
Auto Trader Group PLC(b)	315,562	2,325,956
AVEVA Group PLC	28,932	1,261,263
Aviva PLC	1,311,683	7,344,345
B&M European Value Retail SA	304,547	1,566,255
Babcock International Group PLC	99,462	680,734
BAE Systems PLC	1,085,800	6,992,586
Balfour Beatty PLC	260,782	854,001
Bank of Georgia Group PLC	19,726	442,055
Barclays PLC	5,745,435	12,304,633
Barratt Developments PLC	345,995	2,714,457
BBA Aviation PLC	364,527	1,292,587
BCA Marketplace PLC	315,748	848,771
Beazley PLC	201,072	1,509,855
Bellway PLC	41,911	1,700,312
Berkeley Group Holdings PLC	43,383	2,124,253
Big Yellow Group PLC	64,772	879,021
Blue Prism Group PLC(a)(c)	26,027	627,707
Bodycote PLC	73,044	816,068
boohoo Group PLC(c)	276,750	886,449
Bovis Homes Group PLC	51,021	738,300
BP PLC	6,815,370	49,666,355
Brewin Dolphin Holdings PLC	120,475	513,891
British American Tobacco PLC	781,421	30,459,117
British Land Co. PLC (The)	302,220	2,340,295
Britvic PLC	104,730	1,247,213
BT Group PLC	2,857,324	8,532,000

Security	Shares	Value

United Kingdom (continued)
BTG PLC(c)	115,965	$1,263,090
Bunzl PLC	112,928	3,399,277
Burberry Group PLC	141,257	3,714,299
Burford Capital Ltd.	70,792	1,508,909
Cairn Energy PLC(c)	271,120	605,099
Capita PLC(c)	611,440	1,015,909
Capital & Counties Properties PLC	257,125	811,522
Card Factory PLC	147,384	393,113
Carnival PLC	59,204	3,114,265
Centamin PLC	510,772	589,293
Centrica PLC	1,957,093	2,710,825
Cineworld Group PLC	360,376	1,493,977
Clinigen Healthcare Ltd.(c)	53,595	695,547
Close Brothers Group PLC	53,595	1,084,369
Coats Group PLC	580,005	653,291
Cobham PLC(c)	832,153	1,250,816
Coca-Cola European Partners PLC(c)	76,254	4,086,452
Compass Group PLC	533,759	12,128,403
ConvaTec Group PLC(b)	476,473	860,609
Countryside Properties PLC(b)	203,086	897,513
Cranswick PLC	21,558	814,456
Crest Nicholson Holdings PLC	134,891	677,025
Croda International PLC	42,639	2,879,928
CYBG PLC	471,907	1,250,090
Daily Mail & General Trust PLC, Class A, NVS	56,703	485,660
DCC PLC	35,833	3,198,954
De La Rue PLC	52,130	299,361
Dechra Pharmaceuticals PLC	36,835	1,277,331
Derwent London PLC	33,581	1,387,759
Diageo PLC	820,767	34,598,223
Dialog Semiconductor PLC(c)	27,097	1,047,683
Diploma PLC	51,445	1,073,060
Direct Line Insurance Group PLC	443,529	1,904,613
Dixons Carphone PLC	367,681	695,504
Domino’s Pizza Group PLC	190,721	665,094
Drax Group PLC	165,084	733,872
DS Smith PLC	482,396	2,245,086
Dunelm Group PLC	48,808	544,024
easyJet PLC	54,849	831,948
EI Group PLC(c)	262,832	730,511
Electrocomponents PLC	156,554	1,317,616
Elementis PLC	253,958	537,993
EnQuest PLC(c)	839,972	234,117
Entertainment One Ltd.	154,492	959,889
Equiniti Group PLC(b)	142,706	399,239
Essentra PLC	143,725	791,813
Euromoney Institutional Investor PLC	27,197	435,392
Experian PLC	307,530	8,920,281
Ferguson PLC	77,400	5,489,097
Ferrexpo PLC	116,447	314,694
Fevertree Drinks PLC	35,761	1,465,727
Firstgroup PLC(c)	494,379	711,525
Fresnillo PLC	84,195	821,889
G4S PLC	545,152	1,536,506
Galliford Try PLC	47,064	332,544
Genus PLC	33,011	1,037,999
Georgia Capital PLC(c)	23,288	307,237
GlaxoSmithKline PLC	1,683,395	34,529,176
Glencore PLC	3,841,981	15,243,671
Go-Ahead Group PLC (The)	18,374	463,975

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Gocompare.Com Group PLC	236,796	$271,655
Grainger PLC	285,669	938,479
Great Portland Estates PLC	91,979	904,829
Greencore Group PLC(a)	186,151	558,154
Greene King PLC	117,794	984,333
Greggs PLC	44,615	1,045,177
GVC Holdings PLC	193,628	1,647,818
Halfords Group PLC	115,881	352,896
Halma PLC	139,794	3,279,453
Hammerson PLC	269,795	1,132,181
Hansteen Holdings PLC	193,222	236,780
Hargreaves Lansdown PLC	99,184	2,918,329
Hays PLC	497,791	983,801
Helical PLC	80,052	358,998
Hikma Pharmaceuticals PLC	54,632	1,257,407
Hiscox Ltd.	100,785	2,199,441
Hochschild Mining PLC	171,908	417,065
HomeServe PLC	107,781	1,524,520
Howden Joinery Group PLC	219,810	1,455,701
HSBC Holdings PLC	6,782,765	58,987,332
Hunting PLC	71,225	546,901
IG Group Holdings PLC	126,826	842,887
IMI PLC	95,595	1,309,159
Imperial Brands PLC	323,037	10,258,659
Inchcape PLC	156,157	1,250,963
Indivior PLC(c)	260,009	129,585
Informa PLC	435,862	4,426,368
Inmarsat PLC	170,396	1,211,090
InterContinental Hotels Group PLC	60,818	3,938,898
Intermediate Capital Group PLC	108,164	1,666,715
Intertek Group PLC	55,490	3,870,166
Intu Properties PLC	335,065	411,822
Investec PLC	236,157	1,493,151
IQE PLC(a)(c)	293,541	304,800
ITE Group PLC	505,066	476,703
ITV PLC	1,200,843	2,139,227
IWG PLC	237,324	1,051,608
J D Wetherspoon PLC	28,896	515,329
J Sainsbury PLC	613,625	1,779,894
JD Sports Fashion PLC	156,585	1,284,807
John Laing Group PLC(b)	239,931	1,202,350
John Menzies PLC	76,665	489,727
John Wood Group PLC	233,009	1,429,201
Johnson Matthey PLC	66,848	2,908,075
Jupiter Fund Management PLC	170,113	832,295
Just Eat PLC(c)	196,540	1,790,974
Just Group PLC	358,791	318,997
KAZ Minerals PLC	94,727	798,492
Keller Group PLC	30,715	281,493
Kier Group PLC	66,727	326,555
Kingfisher PLC	734,281	2,528,085
Lancashire Holdings Ltd.	84,830	760,297
Land Securities Group PLC	234,400	2,820,463
Legal & General Group PLC	1,929,261	6,996,956
Lloyds Banking Group PLC	23,990,722	19,569,085
London Stock Exchange Group PLC	106,770	6,979,023
LondonMetric Property PLC	299,239	788,788
Majestic Wine PLC(a)	56,805	190,689
Man Group PLC	589,808	1,204,103
Marks & Spencer Group PLC	557,827	2,079,097

Security	Shares	Value

United Kingdom (continued)
Marston’s PLC	329,856	$436,467
McCarthy & Stone PLC(b)	188,094	314,358
Mediclinic International PLC	161,996	724,580
Meggitt PLC	276,224	1,960,381
Melrose Industries PLC	1,692,693	4,461,906
Merlin Entertainments PLC(b)	239,469	1,143,217
Metro Bank PLC(c)	31,436	307,362
Micro Focus International PLC	122,973	3,106,567
Mitchells & Butlers PLC(c)	113,225	377,133
Mitie Group PLC	152,261	260,227
Mondi PLC	129,569	2,838,577
Moneysupermarket.com Group PLC	207,899	985,727
Morgan Advanced Materials PLC	126,753	461,685
N Brown Group PLC	72,528	102,115
National Express Group PLC	191,740	1,027,343
National Grid PLC	1,132,841	12,347,761
NewRiver REIT PLC(a)	187,128	559,864
Next PLC	48,383	3,636,876
NMC Health PLC	37,106	1,365,093
Northgate PLC	70,806	339,687
Ocado Group PLC(c)	196,311	3,486,922
Ophir Energy PLC(c)	305,991	226,179
Pagegroup PLC	122,673	860,384
Paragon Banking Group PLC	145,078	867,355
Pearson PLC	269,423	2,915,939
Pennon Group PLC	137,315	1,340,074
Persimmon PLC	108,547	3,164,103
Petra Diamonds Ltd.(a)(c)	499,620	132,220
Petrofac Ltd.	94,098	543,800
Pets at Home Group PLC	212,026	418,481
Phoenix Group Holdings PLC	188,098	1,771,671
Playtech PLC	121,095	690,188
Plus500 Ltd.	37,907	260,924
Premier Foods PLC(a)(c)	833,255	385,084
Primary Health Properties PLC	441,792	756,788
Provident Financial PLC(c)	86,280	597,263
Prudential PLC	875,426	19,800,673
Purplebricks Group PLC(a)(c)	79,078	138,141
QinetiQ Group PLC	240,654	945,578
Quilter PLC(b)	711,900	1,369,643
Rathbone Brothers PLC	22,242	730,694
Reckitt Benckiser Group PLC	227,644	18,390,720
Redrow PLC	88,832	713,364
RELX PLC	661,839	15,176,766
Renishaw PLC	14,899	876,369
Rentokil Initial PLC	661,064	3,361,005
Restaurant Group PLC (The)	199,839	375,149
Rightmove PLC	341,665	2,407,895
Rio Tinto PLC	394,903	22,986,505
Rolls-Royce Holdings PLC	580,912	6,926,320
Rotork PLC	316,142	1,285,460
Royal Bank of Scotland Group PLC	1,607,430	5,020,881
Royal Dutch Shell PLC, Class A	1,531,113	48,902,872
Royal Dutch Shell PLC, Class B	1,275,879	40,992,023
Royal Mail PLC	326,156	1,074,889
RPC Group PLC	147,223	1,514,306
RPS Group PLC	131,099	331,560
RSA Insurance Group PLC	327,579	2,314,602
Safestore Holdings PLC	96,874	813,306
Saga PLC	423,714	325,349

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Sage Group PLC (The)	373,524	$3,532,296
Sanne Group PLC	60,128	490,696
Savills PLC	62,601	736,120
Schroders PLC	45,064	1,860,539
Segro PLC	300,692	2,659,309
Senior PLC	187,952	567,965
Serco Group PLC(c)	504,051	818,754
Severn Trent PLC	78,166	2,074,707
Shaftesbury PLC	60,766	680,875
SIG PLC	209,208	412,919
Sirius Minerals PLC(a)(c)	1,802,629	409,370
Smith & Nephew PLC	295,316	5,699,758
Smiths Group PLC	135,358	2,686,595
Soco International PLC	149,275	146,730
Sophos Group PLC(b)	126,155	587,623
Spectris PLC	41,055	1,470,767
Spirax-Sarco Engineering PLC	27,019	2,905,924
Spire Healthcare Group PLC(b)	115,460	201,546
Sports Direct International PLC(c)	102,692	398,678
SSE PLC	345,992	5,162,296
SSP Group PLC	169,797	1,540,637
St. James’s Place PLC	183,723	2,686,110
St. Modwen Properties PLC	103,550	554,821
Stagecoach Group PLC	199,000	341,665
Standard Chartered PLC	952,085	8,688,300
Standard Life Aberdeen PLC	857,293	3,117,015
Stobart Group Ltd.	180,590	351,256
Stock Spirits Group PLC	153,066	448,975
Synthomer PLC	135,332	739,223
TalkTalk Telecom Group PLC(a)	275,265	445,691
Tate & Lyle PLC	166,451	1,665,645
Taylor Wimpey PLC	1,115,485	2,637,923
Ted Baker PLC	13,606	285,218
Telecom Plus PLC	28,755	529,309
Tesco PLC	3,325,330	10,828,997
TP ICAP PLC	216,818	794,825
Travis Perkins PLC	86,864	1,582,533
Tritax Big Box REIT PLC	754,448	1,461,535
Tullow Oil PLC	528,713	1,552,895
Ultra Electronics Holdings PLC	28,638	594,356
Unilever PLC	379,498	23,042,171
UNITE Group PLC (The)	96,268	1,182,208
United Utilities Group PLC	223,578	2,415,682
Vectura Group PLC(c)	282,469	267,343
Vesuvius PLC	88,259	710,488
Victrex PLC	32,348	1,025,586
Vodafone Group PLC	9,054,616	16,761,752
Weir Group PLC (The)	87,525	1,893,522
WH Smith PLC	48,182	1,286,399
Whitbread PLC	62,702	3,645,669
William Hill PLC	329,608	690,517
Wm Morrison Supermarkets PLC	756,317	2,128,715
Workspace Group PLC	53,283	685,246
WPP PLC	427,812	5,334,007

		942,793,816

Total Common Stocks — 98.3% (Cost: $3,427,711,079)		3,429,522,750

Security	Shares	Value

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	18,562	$1,368,801
Fuchs Petrolub SE, Preference Shares, NVS	26,240	1,140,411
Henkel AG & Co. KGaA, Preference Shares, NVS	62,122	6,282,523
Jungheinrich AG, Preference Shares, NVS	20,112	699,176
Porsche Automobil Holding SE, Preference Shares, NVS	55,016	3,812,836
Sartorius AG, Preference Shares, NVS	13,284	2,429,621
Volkswagen AG, Preference Shares, NVS	62,450	10,850,901

		26,584,269

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,969,353	1,026,060

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(c)(d)	41,244,752	53,768

Total Preferred Stocks — 0.8% (Cost: $29,349,557)		27,664,097

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	43,655,135	43,672,597
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	332,119	332,119

		44,004,716

Total Short-Term Investments — 1.3% (Cost: $43,994,054)		44,004,716

Total Investments in Securities — 100.4% (Cost: $3,501,054,690)		3,501,191,563

Other Assets, Less Liabilities — (0.4)%		(14,175,046)

Net Assets — 100.0%		$3,487,016,517

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Core MSCI Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,886,063	21,769,072	43,655,135	$43,672,597	$638,974	(a)	$2,271	$4,096
BlackRock Cash Funds: Treasury, SL Agency Shares	240,418	91,701	332,119	332,119	18,657		—	—

				$44,004,716	$657,631		$2,271	$4,096

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	472	06/21/19	$18,260	$570,575
FTSE 100 Index	111	06/21/19	10,667	116,106

				$686,681

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,429,522,750	$—	$—	$3,429,522,750
Preferred Stocks	27,610,329	—	53,768	27,664,097
Money Market Funds	44,004,716	—	—	44,004,716

	$3,501,137,795	$—	$53,768	$3,501,191,563

Derivative financial instruments(a)
Assets
Futures Contracts	$686,681	$—	$—	$686,681

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

10